DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION - Consideration Transferred (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash transferred	$ 2,940	$ 1,617
BorgWarner Romeo Power LLC
Cash transferred	28,614
Carrying amount of the Company’s equity method investment in the JV	1,057
Transaction costs	8,446
Total	38,117
BorgWarner Romeo Power LLC | In Process Research and Development
Cash transferred	38,117
Cash received	(3,025)
Liabilities assumed	310
Total	$ 35,402